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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2011

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
2/13/2012

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.
28-00060                     Babson Capital Management LLC


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	44

Form 13F Table Value Total:  	238,140
                                            (thousands)
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
Name of Issuer			    Title of Class CUSIP	 Value	 Shares	   Inv.		 Other	  Voting Authority
								 x1000		   Discretion	 Managers Sole	    Shared None

Acadia Realty Trust	            COM SH BEN INT 004239109	 2,316 	 114,971   SOLE		 N/A	  34,061    0	   80,910
Alexandria Real Estate Equities Inc COM	     	   015271109	 2,043 	 29,619    SOLE		 N/A	  11,909    0	   17,710
Ashford Hospitality Trust Inc	    COM SHS	   044103109	 520 	 65,048    SOLE		 N/A	  9,528     0	   55,520
AvalonBay Communities Inc	    COM		   053484101	 7,942 	 60,810    SOLE		 N/A	  20,439    0	   40,371
Boston Properties Inc	            COM		   101121101	 9,220 	 92,566    SOLE		 N/A	  31,795    0	   60,771
BRE Properties Inc	            CL A	   05564E106	 3,653 	 72,371    SOLE		 N/A	  24,741    0	   47,630
Digital Realty Trust Inc	    COM		   253868103	 3,227 	 48,407    SOLE		 N/A	  19,067    0	   29,340
Douglas Emmett Inc	            COM		   25960P109	 2,998 	 164,346   SOLE		 N/A	  70,106    0	   94,240
Duke Realty Corp	            COM NEW	   264411505	 2,077 	 172,341   SOLE		 N/A	  24,746    0	   147,595
Equity Lifestyle Properties Inc	    COM		   29472R108	 1,755 	 26,315    SOLE		 N/A	  3,795     0	   22,520
Equity Residential	            SH BEN INT	   29476L107	 7,074 	 124,044   SOLE		 N/A	  41,184    0	   82,860
Essex Property Trust Inc	    COM		   297178105	 3,342 	 23,784    SOLE		 N/A	  7,924     0	   15,860
Extra Space Storage Inc	            COM		   30225T102	 1,495 	 61,709    SOLE		 N/A	  8,899     0	   52,810
FelCor Lodging Trust Inc	    COM		   31430F101	 1,086 	 355,903   SOLE		 N/A	  51,453    0	   304,450
First Industrial Realty Trust Inc   COM		   32054K103	 1,156 	 113,033   SOLE		 N/A	  16,503    0	   96,530
General Growth Properties Inc	    COM		   370023103	 4,822 	 330,497   SOLE		 N/A	  112,212   0	   218,285
Glimcher Realty Trust	            SH BEN INT	   379302102	 2,609 	 283,556   SOLE		 N/A	  102,506   0	   181,050
HCP Inc	                            COM		   40414L109	 8,785 	 212,035   SOLE		 N/A	  69,775    0	   142,260
Health Care REIT Inc	            COM		   42217K106	 6,931 	 127,096   SOLE		 N/A	  45,021    0	   82,075
Hersha Hospitality Trust	    SH BEN INT A   427825104	 319 	 65,357    SOLE		 N/A	  9,637     0	   55,720
Highwoods Properties Inc	    COM		   431284108	 1,336 	 45,038    SOLE		 N/A	  6,498     0	   38,540
Hospitality Properties Trust	    COM SH BEN INT 44106M102	 1,175 	 51,118    SOLE		 N/A	  7,338     0	   43,780
Host Hotels & Resorts Inc	    COM		   44107P104	 6,265 	 424,153   SOLE		 N/A	  173,003   0	   251,150
Kimco Realty Corp	            COM		   49446R109	 7,179 	 442,078   SOLE		 N/A	  145,408   0	   296,670
LaSalle Hotel Properties	    COM SH BEN INT 517942108	 441 	 18,234    SOLE		 N/A	  2,544     0	   15,690
Liberty Property Trust		    SH BEN INT	   531172104	 1,312 	 42,478    SOLE		 N/A	  6,048     0	   36,430
LTC Properties Inc		    COM	           502175102	 500 	 16,213    SOLE		 N/A	  4,043     0	   12,170
Macerich Co/The			    COM		   554382101	 2,062 	 40,743    SOLE		 N/A	  13,436    0	   27,307
National Retail Properties Inc	    COM		   637417106	 981 	 37,181    SOLE		 N/A	  9,311     0	   27,870
Post Properties Inc		    COM		   737464107	 2,444 	 55,906    SOLE		 N/A	  18,916    0	   36,990
ProLogis Inc			    COM		   74340W103	 12,841  449,153   SOLE		 N/A	  155,600   0	   293,553
Public Storage			    COM		   74460D109	 9,538 	 70,935    SOLE		 N/A	  25,572    0	   45,363
Rayonier Inc			    COM		   754907103	 606 	 13,579    SOLE		 N/A	  3,414     0	   10,165
Simon Property Group Inc	    COM		   828806109	 21,922  170,019   SOLE		 N/A	  57,044    0	   112,975
SL Green Realty Corp		    COM		   78440X101	 4,172 	 62,604    SOLE		 N/A	  21,159    0	   41,445
Starwood Hotels & Resorts Worl	    COM		   85590A401	 603 	 12,560    SOLE		 N/A	  12,560    0	      -
Strategic Hotels & Resorts Inc	    COM		   86272T106	 961 	 178,933   SOLE		 N/A	  30,253    0	   148,680
Sunstone Hotel Investors Inc	    COM		   867892101	 2,306 	 282,887   SOLE		 N/A	  94,937    0	   187,950
Tanger Factory Outlet Centers	    COM		   875465106	 4,583 	 156,310   SOLE		 N/A	  51,250    0	   105,060
UDR Inc.		   	    COM		   902653104	 3,924 	 156,319   SOLE		 N/A	  52,639    0	   103,680
Ventas Inc		  	    COM		   92276F100	 9,227 	 167,361   SOLE	 	 N/A	  56,766    0	   110,595
Vornado Realty Trust		    SH BEN INT	   929042109	 7,275 	 94,650    SOLE		 N/A	  31,856    0	   62,794
Weyerhaeuser Co		 	    COM		   962166104	 2,018 	 108,109   SOLE		 N/A	  47,339    0	   60,770
RLJ Lodging Trust		    COM		   74965L101	 61,102  3,630,536 SOLE		 N/A	  3,630,536 0	      -



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2/13/2012
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2011.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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